Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate Revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,404,967	$ 1,943,528	$ 5,609,687	$ 4,910,200	$ 8,932,751	$ 18,621,344
Grow light [Member]
Disaggregation of Revenue [Line Items]
Total revenues	3,404,967	1,943,528	5,465,906	4,910,200
Indoor grow containers [Member]
Disaggregation of Revenue [Line Items]
Total revenues			$ 143,781